FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS - Debt and Preferred Equity Certificates fair values (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Preferred Equity Certificates		$ 641.7	$ 588.4
Debt and Preferred Equity Certificates		3,313.8	3,107.9
Carrying Amount | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Preferred Equity Certificates		641.7
Debt and Preferred Equity Certificates	$ 1,950.4	3,313.8
Carrying Amount | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		538.7	492.4
Preferred Equity Certificates		538.7
Carrying Amount | Senior Secured Credit Facilities | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	493.8
Carrying Amount | Senior Secured Credit Facilities | Line of credit | Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		0.0	120.0
Carrying Amount | Senior Secured Credit Facilities - US Dollar Term Loan | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	1,456.6	859.1	864.6
Carrying Amount | US Dollar Incremental Loan | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		144.8	0.0
Carrying Amount | Euro Term Loan | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		1,129.5	1,042.5
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Preferred Equity Certificates		641.7	588.4
Debt and Preferred Equity Certificates		3,360.7	3,124.8
Fair Value | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Preferred Equity Certificates		641.7
Debt and Preferred Equity Certificates	1,985.1	3,360.7
Fair Value | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		552.7	494.2
Preferred Equity Certificates		552.7
Fair Value | Senior Secured Credit Facilities | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	507.7
Fair Value | Senior Secured Credit Facilities | Line of credit | Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		0.0	120.0
Fair Value | Senior Secured Credit Facilities - US Dollar Term Loan | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 1,477.4	856.3	863.4
Fair Value | US Dollar Incremental Loan | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		149.0	0.0
Fair Value | Euro Term Loan | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		$ 1,161.0	$ 1,058.8